Equity Method Investment - Schedule of Condensed Income Statement (Details) - VIE [Member] - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024
Schedule of Condensed Income Statement [Line Items]
Revenue
Net income (loss)	$ (52,763)	$ (4,568,750)	$ (10,642,734)